FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013	Sep. 30, 2014		Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Sep. 23, 2014	Nov. 19, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in sales-type leases - net, Carrying Value	$ 14,664,814			$ 14,664,814			$ 18,252,772		$ 22,661,504		$ 14,664,814
Derivatives (recurring)	5,200,000			5,200,000			1,933,500				5,200,000	1,883,109
Loss on derivatives	(800,000)			(3,266,500)			(50,392)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in sales-type leases - net, Carrying Value		[1]			[1]			[1]		[1]
Derivatives (recurring)
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in sales-type leases - net, Carrying Value		[1]			[1]			[1]		[1]
Derivatives (recurring)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in sales-type leases - net, Carrying Value	14,664,814	[1]		14,664,814	[1]		18,252,772	[1]	22,661,504	[1]
Derivatives (recurring)	$ 5,200,000			$ 5,200,000			$ 1,933,501

[1]	The fair value of finance receivables is estimated by discounting future cash flows expected to be collected using current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. This valuation is a type 3 indicator.